Shareholders' Equity (Details) - Restricted Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Shares
Unvested, Beginning		106,859
Forfeited		(56,859)
Granted		56,859
Vested		(106,859)
Unvested, Ending
Weighted Average Grant Date Fair Value Per Share
Unvested, Beginning		$ 2.89
Forfeited		2.89
Granted		4.30
Vested		3.64
Unvested, Ending
Aggregate Intrinsic Value
Unvested, Beginning		$ 308,823
Forfeited		(164,323)
Granted		244,494
Vested		(388,994)
Unvested, Ending